CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Stockholders Equity [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 69,346	$ 10,000	$ 9,976,045	$ (7,191,705)	$ 2,863,685
Beginning balance, Shares at Dec. 31, 2020	2,743,302	675,000
Owner draws (pre-merger)				(473,238)	(473,238)
Equity Merger	$ 89,000	$ (10,000)	(579,000)		(500,000)
Equity Merger, Shares	89,999,000
Cancelation and conversion of preferred stock, Shares	675,000	(675,000)
Net (Loss) for year ended December 31, 2022				94,115	94,115
Ending balance, value at Dec. 31, 2021	$ 158,346		9,397,045	(7,570,828)	1,984,562
Ending balance, Shares at Dec. 31, 2021	93,417,302
Owner draws (pre-merger)				(62,824)	(62,824)
Shareholder buyout			(3,384,950)		(3,384,950)
Retained Deficit of merger with related entity				(97,470)	(97,470)
Net (Loss) for year ended December 31, 2022				(428,458)	(428,458)
Ending balance, value at Dec. 31, 2022	$ 158,346		6,012,095	(8,159,580)	$ (1,989,140)
Ending balance, Shares at Dec. 31, 2022	93,417,302				93,417,302
Net (Loss) for year ended December 31, 2022				(442,996)	$ (442,996)
Ending balance, value at Mar. 31, 2023	$ 158,346		$ 6,012,095	$ (8,602,576)	$ (2,432,136)
Ending balance, Shares at Mar. 31, 2023	93,417,302